Borrowings, Financing And Debentures	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Borrowings, Financing And Debentures
19.	BORROWINGS, FINANCING AND DEBENTURES

Raised in local currency:	Ref.	2020	2019
Financing Agency for Studies and Projects FINEP		73,076	101,988
Debentures	A	4,042,515	4,251,231
BNDES		7,789	35,390
BNDES – FINAME		15	183
Promissory notes	B	773,949	2,883,382
Working capital – Mexico Operation		14,453	31,802
Working capital – Aesop Operation		-	100,438
Working capital – The Body Shop Operation	C	500,835	-
Working capital – Avon Operation		145,495	-
Notes – Avon(1)	D	4,033,682	-
Total in local currency		9,591,809	7,404,414

Raised in Foreign currency:
BNDES		1,639	8,030
Export Credit Note (NCE)		-	81,210
Representative debt securities (“Notes”)(1)	E	3,969,226	3,090,490
Resolution nº 4131/62	F	260,239	202,230
Total in foreign currency		4,231,104	3,381,960
Grand total		13,822,913	10,786,374

Current		3,805,649	3,354,355
Non-current		10,017,264	7,432,019

Debentures
Current		2,169,786	246,017
Non-current		1,872,729	4,005,214

(1)   Balances resulting from the business combinations with Avon (Note 4) recorded at the estimated fair value.

Reference	Currency	Maturity	Charges	Effective interest rate	Guarantees
A	Real	August, 2024

Interest of 109% to 112% of CDI (International Deposit Certificate) , and 1.4% + CDI 1.75% + CDI, 1.00% + CDI and 1.15% + CDI, as maturing on March, 2020; September, 2020; September, 2021; September 2022 and August 2024.

				109.5% - 113.1% CDI + 1.15% - CDI + 1.79%	None
B	Real	Until April, 2021	Interest of 3.25% p.a. + CDI	CDI + 3.30%	Approval of subsidiary Indústria e Comércio de Cosméticos Natura Ltda.
C	British Pounds	March, 2021	Libor + interest of 2.00% p.a.	Libor + interest of 2.00% p.a.	Approval of subsidiary Natura Cosméticos S.A.
D	Dollar	March, 2023 and March 2043	Interest of 7.00% p.a. and Interest of 8.95% p.a.	Interest of 7.00% p.a. and Interest of 8.95% p.a.	None
E	Dollar	February, 2023	Interest of 5.375% p.a.	6,1%	None
F	Dollar	May, 2022	Libor + interest 1.1% p.a.	Libor + interest 1.1% p.a.	Approval of subsidiary Indústria e Comércio de Cosméticos Natura Ltda.

Changes in the balances of borrowings, financings and debentures for the year ended December 31, 2020 and 2019 are present bellow:

Balance as of December 31, 2018	7,994,145
New borrowings and financing	5,346,145
Amortization	(2,643,575)
Financial charges accrued	494,422
Payment of financial charges	(499,798)
Foreign exchange changes (unrealized)	88,097
Foreign exchange changes (realized)	5,903
Translation effects (OCI)	1,035
Balance at December 31, 2019	10,786,374
Assumed in a business combination (note 4)	7,250,735
New borrowings and financing	1,354,765
Amortization	(8,483,892)
Accrued finance costs	1,029,705
Finance costs payment	(1,293,094)
Exchange rate variation (unrealized)	973,442
Exchange rate variation (realized)	35,429
Translation effects (OCI)	2,169,449
Balance as of December 31, 2020	13,822,913

The maturities of non-current portion of borrowings, financing and debentures liabilities are present bellow:

	2020	2019
2021	-	2,279,759
2022	586,002	527,596
2023	6,306,782	3,052,769
2024 onwards	3,124,480	1,571,895
Total	10,017,264	7,432,019

19.1 Main changes in borrowings and financing

i)        Debentures

On February 25, 2014, the Company conducted the 5th issuance of simple, registered, book-entry, non-convertible, unsecured debentures of Natura, in the total amount of R$ 600,000 shares. A total of 60,000 debentures were issued, of which 20,000 debentures were in the 1st series, with maturity date on February 24, 2017, in the amount of R$ 214,385; 20,000 debentures were in the 2nd series, with maturity date on February 25, 2018; and 20,000 debentures were in the 3rd series, with maturity date on February 25, 2019, with an interest rate of 107.0%, 107.5% and 108.0% of the cumulative variation of the Brazilian Interbank Deposits (“DI”) average daily rates, respectively.

On March 16, 2015, the Company carried out the 6th issuance of simple, registered, book-entry, non-convertible, unsecured debentures of Natura, amounting to R$ 800,000. 80,000 debentures were issued, of which 40,000 were in the 1st series, with maturity date on March 16, 2018, 25,000 were in the 2nd series, with maturity date on March 16, 2019, and 15,000 were in the 3rd series, with maturity date on March 16, 2020, with an interest rate of 107.0%, 108.25% and 109.0%, respectively, of the cumulative variation of the Brazilian Interbank Deposits (“DI”) average daily rates.

On September 28, 2017, the Company carried out the 7th issuance of simple, registered, book-entry, non-convertible, unsecured debentures of Natura, in the total amount of R$ 2,600,000. A total of 260,000 debentures were issued, of which 77,273 were in the 1st series, with maturity date on September 25, 2020, and 182,727 were in the 2nd series, due on September 25, 2021, with an interest rate of CDI rate + 1.4% p.a. and CDI rate + 1.75% p.a., respectively.

On February 16, 2018, the Company carried out the 8th issuance of simple, non-convertible and unsecured debentures, with personal guarantee, in a single series, for public distribution with restricted placement efforts, , in the total amount of R$ 1,400,000, whose proceeds will be used to settle the promissory notes balance. Compensatory interest was paid in three (3) installments, starting on the issuance date, with the first payment on August 14, 2018 and other payments on February 14, 2019 and maturity date on August 14, 2019. On September 28, 2018, there was a repayment, in the amount of R$ 1,000,000, due to early maturity, early optional redemption and optional extraordinary payment, established in the indenture, and remuneration corresponding to 110.0% of the cumulative variation of the Brazilian Interbank Deposits (“DI”) average daily rates. The outstanding balance of the 8th issuance amounting to R$ 400,000 was settled on maturity date, that is, August 14, 2019.

On September 21, 2018, the Company carried out the 9th issuance of non-convertible unsecured debentures, with personal guarantee, in three series, for public distribution with restricted placement efforts, , in the aggregate amount of R$ 1,000,000, used in the partial early amortization of R$ 1,000,000 related to the 8th issuance. The issuance consisted of 100,000 debentures, of which 38,904 were in the 1st series, with maturity date on September 21, 2020, 30,831 were in the 2nd series, with maturity date on September 21, 2021, and 30,265 were in the 3rd series, with maturity date on September 21, 2022, and remuneration corresponding to 109.5%, 110.5% and 112.0%, respectively, of the cumulative variation of the Brazilian Interbank Deposits (“DI”) average daily rates, respectively.

On July 22, 2019, the Company carried out the 10th issuance of simple, non-convertible, unsecured debentures in four series, for public distribution with restricted placement efforts, in the aggregate amount of R$ 1,576,450. A total of 157,645 registered, book-entry, non-convertible and unsecured debentures were issued in four series, without no certificate issue or provisory certificate, at a nominal unit value of R$ 10,000, of which 40,000 were in the 1st series, maturing on August 26, 2024; 9,570 in the 2nd series, maturing on August 26, 2024; 68,623 in the 3rd series, maturing on August 26, 2024, and 39,452 in the 4th series, maturing on August 26, 2024, and paying remuneration corresponding to 100% of the cumulative variation of the Brazilian Interbank Deposits (“DI”) average daily rates plus 1% for the 1st series and 100% of the cumulative variation of the Brazilian Interbank Deposits (“DI”) average daily rates plus 1.15% for other series.

The funds from the 10th issuance were used as follows. 1st series: full amortization of the 8th issuance of debentures in the amount of R$ 400,000; 2nd grade: partial amortization of the 3rd grade of the 6th issuance in the amount of R$ 92,820; 3rd grade: partial amortization of the 1st grade of the 7th issuance in the amount of R$ 664,090; 4th grade: partial amortization of the 1st grade of the 9th issuance in the amount of R$ 382,960.

The appropriation of costs related to the issuance of debentures in the year ended December 31, 2020 was R$ 3,888 (R$ 4,760 as of December 31, 2019), recorded monthly under financial expenses, in accordance with the effective interest rate method. Issuance costs to appropriate amounted to R$ 9,466 as of December 31, 2020 (R$ 13,354 as of December 31, 2019).

ii)      Promissory notes

On January 14, 2020, partial optional early redemption of the Promissory Notes of the 1st series was made in the amount of R$ 1,830,000.

On April 29, 2020, the 2nd issue of Promissory Notes by Natura &Co, in a single series, in the amount of R$ 500,000 and the 4th issue of Promissory Notes by subsidiary Natura, in a single series in the amount of R$ 250,000 were made. The promissory notes were publicly distributed with restricted placement efforts. The funds were used for cash strengthening and increased liquidity.

On June 29, 2020, took place the total optional early redemption of the 1st issue of the first series of Promissory Notes by Natura &Co in the amount of R$ 370,000, and the partial optional early redemption of the 1st issue of Promissory Notes of the second series in the amount of R$ 140,000.

Accrued costs related to the emission of the Promissory Notes in the year ended December 31, 2020 amounted to R$ 25,205 (R$ 11,135 on December 31, 2019), recorded monthly in account of finance costs according to the effective interest rate method. As of December 31, 2020, the balance of issuance costs to be appropriated is R$ 2,121 (R$ 20,962 on December 31, 2019).

iii)     Working capital - The Body Shop

As presented in Note No. 6.2(e), The Body Shop had on December 31, 2019 a credit line of up to £ 70 million (seventy million pounds), corresponding to R$ 500,835 as at December 31, 2020, guaranteed by Natura, which could be withdrawn in installments to meet The Body Shop short-term financing needs. This credit line was used during the second quarter of 2020, for working capital and liquidity reinforcement with payment of annual interest of Libor + 2%.

iv)     Debt Securities Representative ("Notes") - Avon

The subsidiary Avon has the following debt securities representative (“notes”) issued:

Notes - Avon	Main US$	Main R$	Annual percentage interest rate	Maturity
Unguaranteed	461,883	2,400,267	7.00%	March 15, 2023
Unguaranteed	216,085	1,122,929	8.95%	March 15, 2043

The effects of allocating fair values from the business combination (note 4) were added to the notes issued by Avon, which at December 31, 2020 amounted to R$ 449,712.

 19.2 Covenants

The restrictive clauses associated with the debt contracts of the Company and its subsidiaries, establish the maintenance of minimum financial indicators resulting from the ratio of the division of the net treasury debt by the EBITDA of the last 12 months, as well as non-financial indicators according to each contract. As of December 31, 2020, and 2019, the Company are in compliance with such restrictive clauses.